SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2012
SHARE-BASED PAYMENTS

18. SHARE-BASED PAYMENTS

Share Option Scheme

(a) VODone share options

On November 4, 2010, VODone granted options to purchase 5,900,000 ordinary shares of VODone to certain employees of the Group at an exercise price of HK$2.25 (RMB1.93) per share. The 5,900,000 options are immediately vested and have a contractual life of three years. In accordance with ASC 718, the accounting grant date for options issued on November 4, 2010 was November 18, 2010, when VODone and the employees reached a mutual understanding of the key terms and conditions of the awards.

The share options granted by VODone to the Group’s employees are classified as equity awards which are measured based on the grant date fair value. Since the options were granted by VODone to the Group’s employees for their provision of service to the Group, the compensation cost is recognized in the Group’s financial statements with a corresponding credit to additional paid-in capital, representing VODone’s capital contribution. Since the share options are immediately vested, share-based compensation costs of RMB2,741 for the 5,900,000 options granted were immediately recognized on November 18, 2010.

The following table summarizes the share options granted by VODone to the Group’s employees for the years ended December 31, 2010, 2011 and 2012:

Options granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, December 31, 2009	5,000,000	1.48	0.34
Granted	5,900,000	1.93	0.47
Exercised	(4,700,000)	1.50	0.34
Outstanding, December 31, 2010	6,200,000	1.89	0.46
Granted	—
Exercised	—

Outstanding, December 31, 2011	6,200,000	1.89	0.46
Granted	—
Exercised	—

Outstanding, December 31, 2012	6,200,000	1.89	0.46	0.89	—

Vested at December 31, 2012	6,200,000	1.89	0.46	0.89	—
Exercisable at December 31, 2012	6,200,000	1.89	0.46	0.89	—

The aggregate intrinsic value is calculated as the difference between the exercise prices of the underlying awards and the fair value of VODone’s ordinary shares as of December 31, 2012, for those awards that have an exercise price below the fair value of VODone’s ordinary shares. As of December 31, 2012, all of the share options granted to employees of the Group have an exercise price above the fair value of VODone’s ordinary shares, resulting in an aggregate intrinsic value of nil.

The weighted-average fair value of the options granted by VODone to the employees of the Group during the year ended December 31, 2010 was HK$0.55. The total fair value of options classified as equity awards vested during the year ended December 31, 2010 was RMB2,741.

The grant date fair value of the equity awards granted by VODone to the Group’s employees was estimated using the Black-Scholes option pricing model with the following assumptions:

November 18, 2010
Risk-free interest rate	0.26%
Dividend yield	0.6%
Expected volatility range	53.12%
Weighted average expected life	1 year
Estimated forfeiture rate	—

(b) Dragon Joyce and OWX Holding options

On July 30, 2010, Dragon Joyce granted options to purchase 0.724% of the equity interest in Dragon Joyce to certain non-employee directors of the Dragon Joyce Group at an exercise price of RMB1,738. On October 26, 2010, OWX Holding granted options to purchase 2.198% of OWX Holding to certain non-employee directors of the OWX Group at an exercise price of RMB1,723. These options are vested immediately and have a contractual life of two years.

The functional currency of Dragon Joyce and OWX Holding is US$. In accordance with ASC 718, as these awards contained an exercise price denominated in RMB, which is different from the functional currency of Dragon Joyce and OWX Holding, before the modification, these share options are dual indexed to foreign exchange and the shares of Dragon Joyce and OWX Holding. Accordingly, the share options granted by Dragon Joyce and OWX Holding are accounted for as liability awards that are remeasured at fair value at the end of each reporting period until the date of settlement.

On October 27, 2011, Dragon Joyce settled the granted options to purchase 0.436% of the equity interest in Dragon Joyce by transferring 418,268 ordinary shares of the Company owned by Dragon Joyce to certain grantees. Concurrently, the Company modified the exercised price of the remaining granted options to purchase 0.288% of the equity interest in Dragon Joyce from RMB to US$. The fair values of the 418,268 ordinary shares of the Company and the granted options to purchase 0.436% of the equity interest in Dragon Joyce were the same on the date of settlement. On October 28, 2011, OWX Holding settled the granted options to purchase 1.285% of the equity interest in OWX Holding by transferring 418,266 ordinary shares of the Company owned by OWX Holding to certain grantees. Concurrently, the Company modified the exercised price of the remaining granted options to purchase 0.913% of the equity interest in OWX Holding from RMB to US$. The fair values of the 418,266 ordinary shares of the Company and the granted options to purchase 1.285% of the equity interest in OWX Holding were the same on the date of settlement. The modification resulted in the liability awards being reclassified as equity awards, as the share options were no longer dual indexed to foreign exchange and the shares of Dragon Joyce and OWX Holding.

The fair value of the options was RMB3,771, RMB4,112 and RMB3,935 at the grant dates, December 31, 2010 and settlement dates, respectively. RMB4,112 was recorded as compensation cost with a corresponding credit to additional paid-in capital as shareholders’ contribution during the year ended December 31, 2010. A reversal of compensation cost of RMB177 (US$29) was recorded with a corresponding debit to additional paid-in capital as reduction of shareholders’ contribution during the year ended December 31, 2011. The modification of the currency in which the exercise price of the share options is denominated in did not result in any incremental fair value; thus, no additional share based compensation cost was recognized upon modification on October 27, 2011.

The grant date, December 31, 2010 and the modification date fair value of the liability awards granted by Dragon Joyce was estimated using the binomial option pricing model with the following assumptions:

	July 30, 2010	December 31, 2010	October 27, 2011
Risk-free interest rate	2.28%	3.28%	3.04%
Dividend yield	—	—	—
Expected volatility range	59.00%	48.42%	50.19%
Weighted average expected life	2 year	1.58 year	0.76 year
Suboptimal exercise factor	3	3	3
Estimated forfeiture rate	—	—	—
Fair value of 0.724% of the equity interest in Dragon Joyce	RMB2,952	RMB3,547	RMB4,269

The grant date, December 31, 2010 and the modification date fair value of the liability awards granted by OWX Holding was estimated using the binomial option pricing model with the following assumptions:

	October 26, 2010	December 31, 2010	October 28, 2011
Risk-free interest rate	2.34%	3.32%	3.07%
Dividend yield	—	—	—
Expected volatility range	56.00%	41.05%	60.82%
Weighted average expected life	2 year	1.82 year	0.99 year
Suboptimal exercise factor	3	3	3
Estimated forfeiture rate	—	—	—
Fair value of 2.198% of the equity interest in OWX Holding	RMB3,722	RMB3,722	RMB2,895

(c) 3GUU BVI options

On January 3, 2011, 3GUU BVI granted options to purchase 0.610% of the equity interest in 3GUU BVI to certain non-employee directors of the 3GUU Group at an exercise price of RMB1,708. These options are vested immediately and have a contractual life of two years.

The functional currency of 3GUU BVI is US$. In accordance with ASC 718, as these awards contained an exercise price denominated in RMB, which is different from the functional currency of 3GUU BVI, these share options are dual indexed to foreign exchange and the shares of 3GUU BVI. Accordingly, the share options granted by 3GUU BVI are accounted for as liability awards that are remeasured at fair value at the end of each reporting period until the date of settlement.

On October 29, 2011, the Company settled all of the granted options to purchase 0.610% of the equity interest in 3GUU BVI by (i) issuing 15,917.82 newly issued ordinary shares of 3GUU BVI to the grantees and (ii) exchanging the 15,917.82 ordinary shares of 3GUU BVI with 229,550 newly issued ordinary shares of the Company. The fair value of the 15,917.82 ordinary shares of 3GUU BVI and the 229,550 ordinary shares of the Company was the same as the fair value of the granted options to purchase 0.610% of the equity interest in 3GUU BVI on the date of settlement.

The fair value of the options granted by 3GUU BVI was RMB661 and RMB992 at the grant date and settlement date, respectively. RMB992 was recorded as compensation cost with a corresponding credit to additional pain-in capital during the year ended December 31, 2011.

The grant date and settlement date fair value of the liability awards granted by 3GUU BVI was estimated using the binomial option pricing model with the following assumptions:

	January 3, 2011	October 29, 2011
Risk-free interest rate	3.34%	3.14%
Dividend yield	—	—
Expected volatility range	52.74%	47.02%
Weighted average expected life	2 year	1.18 year
Suboptimal exercise factor	3	3
Estimated forfeiture rate	—	—
Fair value of 0.610% of the equity interest in 3GUU BVI	RMB1,883	RMB2,523

(d) Options granted to employees of the Group and VODone

On October 31, 2011, the Company’s board of directors approved the 2011 Share Option Scheme (the “2011 Share Option Scheme”). On November 15, 2011, the Company’s shareholders approved the 2011 Share Option Scheme. Under the 2011 Share Option Scheme, the Company may issue up to 30,394,955 ordinary shares of the Company to its employees, directors and consultants. The purpose of the 2011 Share Option Scheme is to provide additional incentive and motivation to its employees, directors and consultants, through an equity interest in the Company, to work towards enhancing the value and benefit of the Company. The contractual period of the options granted under the 2011 Share Option Scheme is 10 years.

On February 6, 2012, the Company granted shares options under the 2011 Share Option Scheme to purchase 23,404,120 and 2,431,592 ordinary shares of the Company to its employees and employees of VODone, respectively, at an exercise price of US$0.605 per share. These share options have a contractual life of five years. Pursuant to the share options agreement, (i) 25% of the share options are vested and exercisable by each grantee on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable by each grantee in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant. Since VODone, the ultimate holding company of the Company, is a publicly listed company on the HK Stock Exchange, it or its subsidiary is prohibited to grant share options with exercise price lower than the new issue price of shares on listing unless otherwise approved or waived by the HK Stock Exchange. Any share option granted by the Company during the period commencing six months before the first confidential filing date on Form F-1, or its equivalent for listing on the HK Stock Exchange or an overseas stock exchange, up to the listing date are subject to the above requirement. Except for any waivers that may be granted by the HK Stock Exchange, the exercise price of any share option granted during such period shall be adjusted to a price not lower than the new issue price as the Company’s board of directors may deem appropriate. The exercise price of the share options shall be adjusted to the price of the listing if the price of the listing exceeds $0.605 per share, whereas the exercise price of the share options shall remain unchanged if the price of the listing is less than $0.605 per share or a listing does not take place.

In accordance with ASC 718, the accounting grant date for these share options was February 6, 2012, as the Company and the grantees reached a mutual understanding of the key terms and conditions of the awards when the grantees began to be adversely affected by subsequent changes in the price of the Company’s ordinary shares. The share options granted to the Group’s employees are classified as equity awards which are measured based on the grant date fair value. As a market condition in which the exercise price varies with the price of the Company’s ordinary shares is attached to the share options, the market condition was considered in the estimate of their grant-date fair value. The fair value of each of the share options granted by the Company was RMB0.95 at the grant date. Compensation cost for these awards with a market condition granted to employees of the Group amounting to RMB22,230 (USD3,568) is recognized ratably for each vesting tranche, using the accelerated attribution method, over the requisite service period regardless of whether the market condition is satisfied. RMB11,277 (US$1,810) was recorded as compensation cost with a corresponding credit to additional paid-in capital for the year ended December 31, 2012.

ASC 718 does not apply to awards granted by an entity to employees of its controlling parent company. As a result, ASC 718 is not applicable to the share options granted by the Company to employees of VODone on February 6, 2012. However, since VODone, as the controlling parent of the Company, can always direct the Company to grant share-based awards to its employees, the Company measured the fair value of the shares options granted to employees of VODone at the grant date and recognized that amount as a dividend to VODone without regard to whether the options are subject to vesting provisions. While this is not consistent with the measurement model for share-based awards granted to nonemployees described in ASC topic 505-50 (“ASC 505-50”), Equity—Equity-Based Payments to Non-Employees, the Company considered the departure from ASC 505-50 was not unreasonable given that the grant of share options to employees of VODone was a capital transaction rather than compensation. Accordingly, the grant-date fair value of the share options granted to employees of VODone amounting to RMB2,313 (US$371) was recorded as a one-time deemed dividend distribution to shareholder for the year ended December 31, 2012.

The following table summarizes the share options granted to the Group’s employees during the year ended December 31, 2012:

Options granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2012	—	—	—	—	—
Granted	23,404,120	3.81	0.95
Forfeited	(535,912)	3.81	0.95
Exercised	—

Outstanding, December 31, 2012	22,868,208	3.81	0.95	4.10	—

Vested and expected to vest at December 31, 2012	22,868,208	3.81	0.95	4.10	—
Exercisable at December 31, 2012	—	3.81	0.95	4.10	—

The following table summarizes the share options granted to the employees of VODone during the year ended December 31, 2012:

Options granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2012	—	—	—	—	—
Granted	2,431,592	3.81	0.95
Forfeited	—
Exercised	—

Outstanding, December 31, 2012	2,431,592	3.81	0.95	4.10	—

Vested and expected to vest at December 31, 2012	2,431,592	3.81	0.95	4.10	—
Exercisable at December 31, 2012	—	3.81	0.95	4.10	—

The aggregate intrinsic value is calculated as the difference between the exercise prices of the underlying awards and the fair value of the Company’s ordinary shares as of December 31, 2012, for those awards that have an exercise price below the fair value of the Company’s ordinary shares. As of December 31, 2012, all of the share options granted to employees of the Group and VODone have an exercise price above the fair value of the Company’s shares, resulting in an aggregate intrinsic value of nil.

As of December 31, 2012, total unrecognized share-based compensation cost of RMB10,996 (US$1,765), net of estimated forfeitures, is expected to be recognized over a weighted-average period of 1.79 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. To the extent the actual forfeiture rate is different from original estimate, actual share- based compensation costs related to these awards may be different from expectation.

The grant date fair value of the equity awards granted to employees of the Group and VODone was estimated using the Monte Carlo simulation model with the following assumptions:

February 6, 2012
Risk-free interest rate	0.75%
Dividend yield	2.00%
Expected volatility rate	51.64%
Weighted-average expected life	5.00
Estimated forfeiture rate	—
Fair value of the Company’s ordinary shares	RMB3.25

(e) Restricted share units

On August 24, 2011, the Company granted 1,220,000 RSUs, with a performance condition of an IPO attached, to certain senior management and directors at the subscription price of US$0.001 per share. On March 16, 2012, the Company granted 639,000 RSUs, with a performance condition of an IPO attached, to certain senior management and directors at a subscription price of US$0.001 per share. The transferability of the 1,220,000 and 639,000 RSUs is restricted. Pursuant to the RSU subscription agreements, 25% of the RSUs will vest and become transferable upon each of: (i) the consummation of the IPO of the securities of the Company on an internationally recognized stock exchange (the “IPO Date”); (ii) the first anniversary of the IPO Date; (iii) the second anniversary of the IPO Date; and (iv) the third anniversary of the IPO Date. If the IPO is not consummated by December 31, 2014, the Company is required to repurchase all of the RSUs at the purchase price of US$0.001 per share. There is a service condition in addition to the performance condition attached to the vesting of the RSUs, as the unvested restricted shares shall be subject to repurchase in the event of the termination of service unless otherwise agreed by the Company and the grantees. Since a performance condition of an IPO is attached with the vesting of the RSUs, share based compensation cost is not recorded before the performance condition of an IPO is met.

On August 20, 2012, the Company modified the original vesting conditions of the RSUs granted on August 24, 2011 and March 16, 2012 to be: 25% of the RSUs will vest upon each of (i) the consummation of the Listing (the “Listing Date”); (ii) the first anniversary of the Listing Date; (iii) the second anniversary of the Listing Date; and (iv) the third anniversary of the Listing Date. Except for the vesting conditions, other conditions of the RSUs remained unchanged. The modification of vesting conditions was intended to provide additional motivations to the employees. On September 25, 2012, the Company completed the Listing and the performance condition attached to the RSUs was met.

As both the IPO and the Listing are outside of the control of the Company, management concluded at the grant date and the modification date that it is not probable that the original vesting conditions and the modified vesting conditions will be achieved, respectively. As a result, the modification of the performance condition attached to the RSUs was treated as a Type IV improbable-to-improbable modification in accordance with ASC 718 on August 20, 2012. For a Type IV improbable-to-improbable modification, the original award is treated as cancelled in exchange for a new award. Accordingly, the grant-date fair values of the RSUs were ignored and the modification-date fair value of RMB3.68 (US$0.59) was measured, and the recognition of compensation cost was deferred until the performance condition of the Listing was met on September 25, 2012. RMB2,798 (US$449) was recorded as compensation cost with a corresponding credit to additional paid-in capital for the year ended December 31, 2012.

The following table summarizes the RSUs granted by Company for the years ended December 31, 2011 and 2012:

RSUs granted by the Company	Outstanding RSUs	Weighted average grant date fair value
		RMB
Unvested, December 31, 2010	—	—
Granted	1,220,000	4,856
Vested	—	—
Forfeited	—	—

Unvested, December 31, 2011	1,220,000	4,856
Granted	2,498,000	8,978
Cancelled	(1,859,000)	(6,986)
Vested	(464,750)	(1,712)
Forfeited	—	—

Unvested, December 31, 2012	1,394,250	5,136

As of December 31, 2012, total unrecognized compensation cost for the RSUs of RMB4,060 (US$652), net of estimated forfeitures, is expected to be recognized over the weighted average period of 1.75 years.

The total fair value of the RSUs vested during the year ended December 31, 2012 was RMB3,234 (US$519).

(f) Determining fair value of awards

The Company, with the assistance of an independent valuation firm, estimated the grant date fair value of the options granted by VODone using the Black-Scholes option pricing model and the options granted by Dragon Joyce, OWX Holding and 3GUU BVI using a binomial option pricing model. The subsequent measurement of fair value of the options granted by Dragon Joyce, OWX Holding and 3GUU BVI was estimated using a binomial option pricing model with the assistance of an independent valuation firm. The binomial model requires the input of highly subjective assumptions, including the expected stock price volatility, the expected price multiple at which the holder is likely to exercise share options and the expected employee forfeiture rate. The Company uses historical data and future expectations to estimate forfeiture rate. The volatility assumption of the VODone options was estimated based on implied volatility and historical volatility of VODone’s share price. For expected volatility of the Dragon Joyce, OWX Holding and 3GUU BVI options, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate for periods within the contractual life of the options of VODone is based on the yield in effect at the grant date on Exchange Fund Notes as indicated by Hong Kong Monetary Authority. The risk-free rate for periods within the contractual life of the options of Dragon Joyce, OWX Holding and 3GUU BVI is based on the market yield of China Government Bond. The dividend yield is based on the expected pay-out ratio.

The fair value of the VODone ordinary shares was determined based on the closing market price of the shares at the measurement date. The expected share option life was estimated based on the resulting output of the binomial option pricing model. The option awards are not transferable and the grantees have a limited amount of time subsequent to their termination of employment or service to exercise the options. These post-vesting restrictions are considered in the binomial option pricing model as a suboptimal exercise factor.

The Company, with the assistance of an independent valuation firm, estimated the grant-date fair value of the options granted to its employees and the employees of VODone using the Monte Carlo simulation model. The Monte Carlo simulation model requires the input of highly subjective assumptions, including the expected stock price volatility, risk-free interest rate, dividend yield, weighted-average expected life of the options and expected employee forfeiture rate. The Company uses historical data and future expectations to estimate forfeiture rate. For expected volatility of the options, the Company has made reference to the historical volatilities of several comparable companies. The risk-free rate for periods within the contractual life of the options is based on the US Treasury Bonds and other market information at the time of grant. The estimated fair value of the ordinary shares, at the option grant date, was determined with assistance from an independent valuation firm.

The Company estimated the modification-date fair value of the RSUs based on the fair value of the Company’s ordinary shares, which was determined to be the sum of the fair value of Dragon Joyce, OWX Holding and 3GUU BVI. The Company determined the fair value of the Dragon Joyce, OWX Holding and 3GUU BVI equity interests at the measurement date with the assistance of an independent valuation firm using a generally accepted valuation methodology, which incorporates certain assumptions including the financial results and growth trends of Dragon Joyce, OWX Holding and 3GUU BVI.

Total share-based compensation expense of awards granted to the Group’s employees and directors was recorded in “General and administrative expenses” in the consolidated statements of comprehensive income.